Warrants (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding, Beginning Balance	1,247	1,136
Number of Options, Granted	8,333	111
Number of Options, Exercised
Number of Options, Ending Balance	9,581	1,247
Number of Options, Exercisable	1,247	1,247
Weighted Average Exercise Price, Beginning Balance	$ 877.31	$ 918.00
Weighted Average Exercise Price, Granted	202.50	450.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Ending Balance	$ 290.35	$ 877.31
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Ending Balance